Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.0%
Australia — 7.7%
Ampol Ltd.	3,758	$82,135
ANZ Group Holdings Ltd.	47,699	904,835
APA Group	20,072	103,677
ASX Ltd.	3,006	127,531
BlueScope Steel Ltd.	7,006	101,380
Brambles Ltd.	21,965	223,180
CAR Group Ltd.	5,275	120,044
Charter Hall Group	7,339	60,767
Cochlear Ltd.	1,033	232,727
Coles Group Ltd.	20,501	242,308
Commonwealth Bank of Australia	26,451	2,374,802
Computershare Ltd.	8,239	148,759
Dexus	16,745	76,760
EBOS Group Ltd.	2,465	52,707
Goodman Group	29,267	670,810
GPT Group (The)	30,196	91,294
IDP Education Ltd.(a)	4,388	42,809
IGO Ltd.	10,426	37,785
Insurance Australia Group Ltd.	38,167	184,431
Lendlease Corp., Ltd.	10,857	44,523
Lynas Rare Earths Ltd.*	14,603	59,885
Macquarie Group Ltd.	5,754	788,296
Medibank Pvt Ltd.	43,431	112,875
Mineral Resources Ltd.	2,649	93,894
Mirvac Group	62,074	86,744
National Australia Bank Ltd.	49,473	1,246,363
Pilbara Minerals Ltd.(a)	43,295	82,836
QBE Insurance Group Ltd.	23,586	278,463
Ramsay Health Care Ltd.	2,857	86,696
REA Group Ltd.	791	105,691
Reece Ltd.	4,650	83,928
Santos Ltd.	51,340	267,865
Scentre Group	81,204	184,001
SEEK Ltd.	5,403	77,514
Sonic Healthcare Ltd.	7,042	127,193
Stockland	37,638	113,057
Suncorp Group Ltd.	19,988	232,460
Telstra Group Ltd.	181,995	468,241
Transurban Group	48,679	413,555
Vicinity Ltd.	60,564	83,447
Wesfarmers Ltd.	17,866	859,240
Westpac Banking Corp.	55,483	1,079,668
WiseTech Global Ltd.	2,678	166,235
Woodside Energy Group Ltd.	30,145	543,299
Woolworths Group Ltd.	19,063	429,462
Worley Ltd.	5,869	58,177
Total Australia		14,052,349

Austria — 0.3%
ANDRITZ AG	1,124	71,943
BAWAG Group AG*	1,186	86,563
CA Immobilien Anlagen AG	493	16,111
Erste Group Bank AG	5,121	266,432
EVN AG(a)	514	16,797
Telekom Austria AG	1,974	18,285
Verbund AG	510	40,838
voestalpine AG	1,763	45,137
Wienerberger AG	1,686	59,768
Total Austria		621,874

Belgium — 0.7%
Ageas SA	2,392	114,251
Azelis Group NV	1,803	34,143
Colruyt Group NV	599	28,727
D’ieteren Group	328	75,387
Elia Group SA	442	45,868
KBC Group NV	3,957	306,753
Sofina SA	236	55,774
Solvay SA	1,133	39,870
Syensqo SA	1,129	99,849
	Shares	Value
Common Stocks (continued)
Belgium (continued)
UCB SA	1,902	$318,293
Umicore SA(a)	3,184	43,722
Warehouses De Pauw CVA	2,750	74,632
Total Belgium		1,237,269

Chile — 0.1%
Antofagasta PLC	5,126	132,999

China — 0.9%
Alibaba Health Information Technology Ltd.*	79,330	33,613
BYD Electronic International Co., Ltd.	11,862	46,160
China Gas Holdings Ltd.	42,545	38,722
China Mengniu Dairy Co., Ltd.	46,915	78,672
CSPC Pharmaceutical Group Ltd.	130,694	97,368
ESR Group Ltd.	41,735	63,254
Fosun International Ltd.	30,126	15,696
Geely Automobile Holdings Ltd.	90,836	92,557
NXP Semiconductors NV	4,115	1,082,903
Wilmar International Ltd.	37,114	88,235
Total China		1,637,180

Denmark — 1.0%
AP Moller - Maersk A/S, Class B	51	84,533
AP Moller - Maersk A/S, Class A	40	64,966
Demant A/S*	1,335	51,109
Genmab A/S*	1,024	290,306
Novonesis (Novozymes) B, Class B	5,717	363,950
Orsted A/S*(a)	2,952	175,684
Pandora A/S	1,403	219,934
Svitzer Group A/S*	169	6,476
Tryg A/S	5,029	110,120
Vestas Wind Systems A/S*	16,002	395,067
Total Denmark		1,762,145

Faroe Islands — 0.0%(b)
Bakkafrost P/F	783	40,817

Finland — 1.3%
Elisa OYJ	2,216	103,159
Huhtamaki OYJ	1,647	66,762
Kesko OYJ, Class B(a)	4,251	76,820
Kone OYJ, Class B	5,248	267,815
Metso Outotec OYJ(a)	10,902	110,633
Neste OYJ	6,721	135,710
Nokia OYJ	83,577	327,478
Nordea Bank Abp	50,731	593,974
Orion OYJ, Class B	1,677	77,069
Stora Enso OYJ, Class R(a)	8,921	111,400
UPM-Kymmene OYJ	8,353	275,954
Wartsila OYJ Abp	7,596	156,625
Total Finland		2,303,399

France — 7.6%
Air Liquide SA	8,871	1,620,170
AXA SA	28,176	990,595
BNP Paribas SA	15,871	1,089,861
Bouygues SA	3,069	106,072
Capgemini SE	2,524	501,452
Cie de Saint-Gobain SA	7,414	637,322
Cie Generale des Etablissements Michelin SCA	10,673	422,702
Credit Agricole SA	17,534	266,198
Dassault Systemes SE	10,741	407,264
EssilorLuxottica SA	4,549	1,042,086
Hermes International SCA	512	1,120,812
Kering SA	1,125	346,339
Legrand SA	4,077	440,642
L’Oreal SA	3,546	1,537,343
LVMH Moet Hennessy Louis Vuitton SE	4,111	2,904,876
Sartorius Stedim Biotech	438	87,659

Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Societe Generale SA	11,820	$306,714
Total France		13,828,107

Germany — 7.9%
adidas AG	2,637	660,013
Bayerische Motoren Werke AG	4,841	449,563
Beiersdorf AG	1,551	225,233
Carl Zeiss Meditec AG, Bearer	576	39,485
Deutsche Boerse AG	2,916	597,633
Deutsche Post AG	15,053	671,914
Deutsche Telekom AG	51,084	1,336,068
E.ON SE	35,193	493,737
Evonik Industries AG	3,169	64,348
Fresenius Medical Care AG	3,117	121,020
Fresenius SE & Co. KGaA*	6,444	231,435
Hapag-Lloyd AG	96	17,078
Heidelberg Materials AG	2,064	215,484
Infineon Technologies AG	20,692	717,625
Knorr-Bremse AG	1,042	83,946
Mercedes-Benz Group AG	12,468	825,147
Merck KGaA	2,047	367,256
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,160	1,064,889
SAP SE	16,198	3,418,279
Siemens AG	11,712	2,147,151
Symrise AG	2,102	265,556
Talanx AG	949	72,141
Volkswagen AG	452	53,362
Vonovia SE	11,010	338,474
Total Germany		14,476,837

Guatemala — 0.0%(b)
Millicom International Cellular SA*	1,924	47,859

Hong Kong — 1.9%
AIA Group Ltd.	178,993	1,202,910
CK Infrastructure Holdings Ltd.	9,582	63,966
DFI Retail Group Holdings Ltd.	4,386	7,676
Futu Holdings Ltd.*	1,143	72,329
Hang Lung Properties Ltd.	27,526	20,261
Hang Seng Bank Ltd.	11,288	138,499
HKT Trust & HKT Ltd.	56,967	68,985
Hong Kong & China Gas Co., Ltd.	144,390	117,737
Hong Kong Exchanges & Clearing Ltd.	18,995	563,625
Link REIT	39,922	168,641
MTR Corp., Ltd.	24,701	79,997
Power Assets Holdings Ltd.	21,345	136,070
Prudential PLC	43,544	391,065
Sino Biopharmaceutical Ltd.	154,687	55,641
Sino Land Co., Ltd.	53,143	54,966
Sun Hung Kai Properties Ltd.	22,972	199,520
Swire Pacific Ltd., Class A	6,463	55,720
Swire Pacific Ltd., Class B	11,040	14,330
Swire Properties Ltd.	16,651	26,345
Total Hong Kong		3,438,283

Ireland — 0.6%
AerCap Holdings NV	3,085	289,836
AIB Group PLC	24,294	139,329
Bank of Ireland Group PLC	16,531	187,379
Kerry Group PLC, Class A	2,480	231,863
Kingspan Group PLC	2,422	226,441
Total Ireland		1,074,848

Israel — 0.5%
Bank Leumi Le-Israel BM	23,121	200,643
Check Point Software Technologies Ltd.*	1,437	263,618
Global-e Online Ltd.*	1,075	36,894
Nice Ltd.*	992	180,927
Plus500 Ltd.	1,182	35,618
	Shares	Value
Common Stocks (continued)
Israel (continued)
Wix.com Ltd.*	859	$133,939
Total Israel		851,639

Italy — 1.9%
Amplifon SpA(a)	2,069	65,823
Banca Mediolanum SpA	3,210	37,896
Banco BPM SpA	21,552	149,257
Enel SpA	121,792	869,030
FinecoBank Banca Fineco SpA	9,556	162,346
Generali	16,245	420,658
Intesa Sanpaolo SpA(a)	246,499	1,000,394
Mediobanca Banca di Credito Finanziario SpA	9,474	153,726
Moncler SpA	3,041	181,250
Nexi SpA*(a)	7,668	47,097
Pirelli & C SpA	3,990	24,981
Poste Italiane SpA	7,193	97,411
Prysmian SpA	4,191	288,159
Recordati Industria Chimica e Farmaceutica SpA	1,544	84,123
Total Italy		3,582,151

Japan — 27.1%
Advantest Corp.	11,571	463,655
Aeon Co., Ltd.	12,389	282,841
Ajinomoto Co., Inc.	8,279	342,858
Alfresa Holdings Corp.	2,959	46,491
Amada Co., Ltd.	4,883	58,011
Asahi Kasei Corp.	21,261	154,589
Asics Corp.	10,564	173,773
Astellas Pharma, Inc.	28,262	328,246
Azbil Corp.	2,063	60,165
Bandai Namco Holdings, Inc.	9,079	193,455
BayCurrent Consulting, Inc.	2,038	61,563
Bridgestone Corp.	8,673	356,523
Brother Industries Ltd.	3,967	82,077
Canon, Inc.(a)	15,902	501,178
Capcom Co., Ltd.	5,278	112,323
Central Japan Railway Co.	14,740	347,290
Chiba Bank Ltd. (The)	11,532	109,487
Chugai Pharmaceutical Co., Ltd.	10,117	444,392
Coca-Cola Bottlers Japan Holdings, Inc.	2,219	32,947
Concordia Financial Group Ltd.	17,690	112,870
CyberAgent, Inc.	6,521	41,884
Dai Nippon Printing Co., Ltd.	3,719	122,846
Daifuku Co., Ltd.	5,396	98,301
Daiichi Sankyo Co., Ltd.	30,433	1,243,534
Daiwa House Industry Co., Ltd.	9,807	279,818
Daiwa House REIT Investment Corp.	34	54,708
Daiwa Securities Group, Inc.	22,394	187,162
Denso Corp.	28,314	473,092
Dentsu Group, Inc.	3,137	83,460
Disco Corp.	1,406	462,188
East Japan Railway Co.	17,297	324,764
Ebara Corp.	7,240	105,573
Eisai Co., Ltd.	4,428	169,515
ENEOS Holdings, Inc.	44,012	231,731
FANUC Corp.	14,882	446,084
Fast Retailing Co., Ltd.	2,656	735,228
FUJIFILM Holdings Corp.	14,513	345,318
Fujitsu Ltd.	30,223	548,879
GLP J-Reit	73	63,752
Hakuhodo DY Holdings, Inc.	3,463	28,356
Hankyu Hanshin Holdings, Inc.	3,726	106,609
Haseko Corp.	4,018	50,312
Hirose Electric Co., Ltd.	462	58,111
Hitachi Construction Machinery Co., Ltd.	1,630	41,080
Hitachi Ltd.	72,560	1,585,653
Honda Motor Co., Ltd.	76,786	840,533
Hoshizaki Corp.	1,706	53,824

Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Hoya Corp.	5,514	$694,106
Hulic Co., Ltd.	8,009	78,328
Ibiden Co., Ltd.	1,965	76,309
Inpex Corp.	13,364	206,598
Isetan Mitsukoshi Holdings Ltd.	5,345	107,674
Isuzu Motors Ltd.	9,434	129,634
Ito En Ltd.	807	19,185
ITOCHU Corp.	19,737	1,020,956
J Front Retailing Co., Ltd.	3,937	47,832
Japan Exchange Group, Inc.	8,280	195,306
Japan Metropolitan Fund Invest	106	65,942
Japan Post Bank Co., Ltd.	6,079	63,655
JFE Holdings, Inc.	8,298	121,883
JGC Holdings Corp.	3,562	30,445
JTEKT Corp.	3,544	25,839
Kajima Corp.	6,930	134,492
Kansai Paint Co., Ltd.	3,079	50,628
Kao Corp.(a)	7,149	313,784
Kawasaki Kisen Kaisha Ltd.	5,696	88,586
KDDI Corp.	24,539	737,181
Keihan Holdings Co., Ltd.	1,696	34,504
Keio Corp.	1,733	43,342
Keisei Electric Railway Co., Ltd.	2,491	74,485
Keyence Corp.	2,910	1,274,358
Kikkoman Corp.	12,027	151,077
Kintetsu Group Holdings Co., Ltd.	2,983	69,113
Koei Tecmo Holdings Co., Ltd.	1,630	15,920
Koito Manufacturing Co., Ltd.	3,229	48,190
Kose Corp.	529	35,106
Kubota Corp.	16,816	243,645
Kuraray Co., Ltd.	5,117	63,223
Kurita Water Industries Ltd.	1,773	76,147
Kyocera Corp.	21,059	266,072
Kyowa Kirin Co., Ltd.	3,923	82,887
Kyushu Railway Co.	2,216	59,207
Lasertec Corp.	1,236	220,403
Lion Corp.	4,033	34,725
Lixil Corp.	4,390	50,768
Marui Group Co., Ltd.	2,804	45,407
MatsukiyoCocokara & Co.	5,604	91,271
McDonald’s Holdings Co. Japan Ltd.(a)	1,346	55,554
Medipal Holdings Corp.	2,894	52,452
MEIJI Holdings Co., Ltd.	4,183	105,618
MINEBEA MITSUMI, Inc.	6,061	146,147
MISUMI Group, Inc.	4,490	83,035
Mitsubishi Chemical Group Corp.	22,308	132,579
Mitsubishi Estate Co., Ltd.	17,935	306,883
Mitsui Chemicals, Inc.	2,804	81,571
Mitsui Fudosan Co., Ltd.	43,133	451,082
Mitsui OSK Lines Ltd.	5,660	181,018
Mizuho Financial Group, Inc.	40,094	918,810
MonotaRO Co., Ltd.	3,894	54,738
MS&AD Insurance Group Holdings, Inc.	20,189	480,639
NEC Corp.	4,019	347,248
NGK Insulators Ltd.	4,562	62,051
Nichirei Corp.	2,000	52,519
Nikon Corp.	5,138	59,265
Nintendo Co., Ltd.	18,287	1,019,483
Nippon Building Fund, Inc.	25	96,205
Nippon Paint Holdings Co., Ltd.	14,031	89,319
Nippon Prologis REIT, Inc.	34	55,838
Nippon Sanso Holdings Corp.	2,943	97,213
Nippon Telegraph & Telephone Corp.	851,644	907,907
Nippon Yusen K.K.	7,402	241,010
Nissan Chemical Corp.	2,061	66,764
Nisshin Seifun Group, Inc.	4,032	50,005
Nissin Foods Holdings Co., Ltd.	2,877	85,530
Niterra Co., Ltd.	3,031	91,055
Nitori Holdings Co., Ltd.	1,281	152,101
Nitto Denko Corp.	2,318	202,436
	Shares	Value
Common Stocks (continued)
Japan (continued)
Nomura Holdings, Inc.	47,698	$298,025
Nomura Real Estate Holdings, Inc.	1,629	45,916
Nomura Real Estate Master Fund, Inc.	63	61,844
Nomura Research Institute Ltd.	6,147	190,792
NSK Ltd.	6,127	32,402
NTT Data Group Corp.	9,702	152,146
Obayashi Corp.	10,827	142,875
Odakyu Electric Railway Co., Ltd.	5,008	50,643
Oji Holdings Corp.	14,649	62,126
Omron Corp.	2,954	109,376
Ono Pharmaceutical Co., Ltd.	6,345	94,357
Open House Group Co., Ltd.	1,180	42,036
Oriental Land Co., Ltd.	17,518	498,552
ORIX Corp.	17,983	437,922
Otsuka Holdings Co., Ltd.	6,984	360,340
Pan Pacific International Holdings Corp.	5,982	156,687
Panasonic Holdings Corp.	35,145	291,045
Persol Holdings Co., Ltd.	29,043	49,898
Rakuten Group, Inc.*	22,234	130,395
Recruit Holdings Co., Ltd.	22,872	1,316,136
Renesas Electronics Corp.	20,481	350,924
Resona Holdings, Inc.	37,552	272,543
Resonac Holdings Corp.	2,791	70,081
Ricoh Co., Ltd.	8,925	83,727
Rinnai Corp.	1,665	40,944
Rohm Co., Ltd.	5,539	75,431
Rohto Pharmaceutical Co., Ltd.	3,105	72,951
Ryohin Keikaku Co., Ltd.	4,061	76,694
Santen Pharmaceutical Co., Ltd.	5,750	69,095
SBI Holdings, Inc.	3,808	99,794
SCREEN Holdings Co., Ltd.	1,461	125,213
SCSK Corp.	2,262	44,403
Secom Co., Ltd.	3,256	208,223
Seibu Holdings, Inc.	3,518	65,866
Seiko Epson Corp.	4,338	75,841
Sekisui Chemical Co., Ltd.	5,951	89,922
Sekisui House Ltd.(a)	9,451	237,437
SG Holdings Co., Ltd.	7,145	72,348
Sharp Corp.*	4,385	25,594
Shimadzu Corp.	4,325	128,146
Shimano, Inc.	1,230	218,516
Shimizu Corp.	8,554	54,050
Shin-Etsu Chemical Co., Ltd.	31,039	1,392,072
Shinko Electric Industries Co., Ltd.	1,004	37,989
Shionogi & Co., Ltd.	4,595	201,470
Shiseido Co., Ltd.	6,134	192,426
SMC Corp.	889	438,119
Sohgo Security Services Co., Ltd.	5,600	36,058
Sojitz Corp.	3,525	84,365
Sompo Holdings, Inc.	14,435	332,621
Sony Group Corp.	19,511	1,754,512
Square Enix Holdings Co., Ltd.	1,390	47,042
Stanley Electric Co., Ltd.	2,354	46,662
Sugi Holdings Co., Ltd.	1,480	25,295
SUMCO Corp.	5,366	88,928
Sumitomo Chemical Co., Ltd.	22,582	58,354
Sumitomo Electric Industries Ltd.	11,420	175,330
Sumitomo Forestry Co., Ltd.	2,577	110,044
Sumitomo Heavy Industries Ltd.	1,809	49,187
Sumitomo Metal Mining Co., Ltd.	3,996	122,435
Sumitomo Mitsui Financial Group, Inc.	20,703	1,501,883
Sumitomo Mitsui Trust Holdings, Inc.	10,524	268,661
Sumitomo Realty & Development Co., Ltd.	6,664	221,587
Sumitomo Rubber Industries Ltd.	2,772	29,238
Suntory Beverage & Food Ltd.	1,975	71,171
Sysmex Corp.	7,458	122,557
T&D Holdings, Inc.	8,342	157,958
Taisei Corp.	2,632	112,393
Taiyo Yuden Co., Ltd.	1,936	58,494
TDK Corp.	6,002	420,252

Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Terumo Corp.	22,725	$408,706
THK Co., Ltd.	1,939	36,935
TIS, Inc.	3,718	79,816
Tobu Railway Co., Ltd.	3,294	57,819
Tokyo Century Corp.	2,594	27,826
Tokyo Electron Ltd.	7,157	1,475,543
Tokyu Corp.	8,687	105,167
Tokyu Fudosan Holdings Corp.	9,377	68,243
TOPPAN Holdings, Inc.	4,072	115,697
Tosoh Corp.	4,728	64,513
TOTO Ltd.	2,409	66,109
Toyota Motor Corp.	180,157	3,531,058
Trend Micro, Inc.	2,088	100,598
Tsuruha Holdings, Inc.	600	37,011
Unicharm Corp.	6,537	218,016
United Urban Investment Corp.	47	44,795
USS Co., Ltd.	6,257	56,390
West Japan Railway Co.	7,449	146,346
Yakult Honsha Co., Ltd.	4,189	85,918
Yamada Holdings Co., Ltd.	10,271	31,163
Yamaha Corp.	2,559	61,143
Yamaha Motor Co., Ltd.	14,354	134,992
Yamato Holdings Co., Ltd.	4,860	59,014
Yaskawa Electric Corp.	4,101	143,314
Yokohama Rubber Co., Ltd. (The)	2,073	47,630
Zensho Holdings Co., Ltd.	1,457	59,138
ZOZO, Inc.	1,846	53,812
Total Japan		49,516,408

Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	2,487	60,822

Luxembourg — 0.1%
Eurofins Scientific SE(a)	2,032	120,583

Mexico — 0.0%(b)
Fresnillo PLC	2,663	20,112

Netherlands — 5.0%
Adyen NV*	479	586,019
Akzo Nobel NV	2,670	165,031
Argenx SE*	929	479,243
ASM International NV	735	503,929
ASML Holding NV	6,244	5,746,510
Koninklijke Ahold Delhaize NV	15,121	487,273
Koninklijke KPN NV	52,369	206,046
Universal Music Group NV(a)	12,163	289,423
Wolters Kluwer NV	3,949	662,775
Total Netherlands		9,126,249

New Zealand — 0.4%
a2 Milk Co., Ltd. (The)*	10,658	50,200
Auckland International Airport Ltd.	19,039	84,586
Contact Energy Ltd.	12,232	61,754
Fisher & Paykel Healthcare Corp., Ltd.	8,590	165,051
Mercury NZ Ltd.	10,289	42,045
Meridian Energy Ltd.(a)	19,954	77,036
Spark New Zealand Ltd.	28,816	73,938
Xero Ltd.*	1,991	179,651
Total New Zealand		734,261

Norway — 0.6%
Aker ASA, A Shares	324	18,964
Aker BP ASA	4,840	117,254
AutoStore Holdings Ltd.*	11,632	14,616
DNB Bank ASA	14,062	289,998
Frontline PLC	2,255	55,455
Gjensidige Forsikring ASA	2,857	48,233
Leroy Seafood Group ASA	3,878	16,811
Norsk Hydro ASA	20,466	113,050
Orkla ASA	12,544	105,657
	Shares	Value
Common Stocks (continued)
Norway (continued)
Schibsted ASA, Class A	1,087	$31,175
Schibsted ASA, B Shares	1,505	40,823
SpareBank 1 SR-Bank ASA	2,827	36,247
Storebrand ASA	6,859	68,750
Telenor ASA	10,083	119,876
TOMRA Systems ASA	3,680	60,512
Var Energi ASA	8,746	27,851
Wallenius Wilhelmsen ASA	1,467	13,604
Total Norway		1,178,876

Poland — 0.6%
Allegro.eu SA*	7,457	68,398
Bank Polska Kasa Opieki SA	2,765	111,758
Budimex SA	201	32,289
CD Projekt SA	1,092	43,766
Dino Polska SA*	755	66,968
InPost SA*	2,741	47,397
KGHM Polska Miedz SA	2,152	73,804
LPP SA	17	65,071
mBank SA*	207	32,496
ORLEN SA	9,109	148,441
Powszechna Kasa Oszczednosci Bank Polski SA	13,573	201,657
Powszechny Zaklad Ubezpieczen SA	8,968	109,647
Santander Bank Polska SA	525	69,057
Total Poland		1,070,749

Portugal — 0.2%
Banco Comercial Portugues SA, Class R	115,572	48,749
EDP SA	43,906	180,540
Jeronimo Martins SGPS SA	4,336	75,776
Navigator Co. SA (The)	3,084	12,514
Total Portugal		317,579

Singapore — 1.7%
CapitaLand Ascendas REIT	56,016	113,908
CapitaLand Integrated Commercial Trust	71,686	111,474
Capitaland Investment Ltd.	37,874	76,450
City Developments Ltd.	6,979	27,705
DBS Group Holdings Ltd.	31,945	873,854
Hafnia Ltd.	4,047	31,978
Mapletree Logistics Trust	52,458	50,591
Mapletree Pan Asia Commercial Trust	36,322	34,758
Oversea-Chinese Banking Corp., Ltd.	51,061	566,878
SATS Ltd.	13,745	33,705
Singapore Exchange Ltd.	12,907	95,046
Singapore Telecommunications Ltd.	113,030	260,267
STMicroelectronics NV	10,345	342,546
United Overseas Bank Ltd.	21,265	514,296
UOL Group Ltd.	8,314	33,440
Total Singapore		3,166,896

South Africa — 0.3%
Anglo American PLC	18,391	555,127

Spain — 2.0%
ACS Actividades de Construccion y Servicios SA	3,193	142,559
Amadeus IT Group SA	7,150	469,946
Banco Bilbao Vizcaya Argentaria SA	92,377	970,022
Cellnex Telecom SA*	9,011	313,781
EDP Renovaveis SA	4,726	73,335
Iberdrola SA	91,537	1,206,454
Red Electrica Corp. SA	6,323	112,005
Telefonica SA	81,739	369,631
Total Spain		3,657,733

Sweden — 2.7%
AAK AB	2,770	79,604
Alfa Laval AB	4,463	196,966
Atlas Copco AB, B Shares	23,797	372,022

Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Atlas Copco AB, A Shares	40,223	$715,319
Avanza Bank Holding AB	1,869	41,800
Axfood AB	1,709	42,352
Beijer Ref AB(a)	5,896	93,521
Boliden AB	4,208	128,231
Castellum AB*(a)	6,413	80,180
Elekta AB, B Shares	5,481	34,417
Embracer Group AB*(a)	12,862	32,870
EQT AB(a)	8,220	266,059
Essity AB, B Shares	9,536	268,082
Fabege AB	3,514	29,459
H & M Hennes & Mauritz AB, B Shares(a)	9,594	148,821
Hexagon AB, B Shares	30,434	309,520
Holmen AB, B Shares(a)	1,430	56,145
Husqvarna AB, B Shares	6,052	40,860
Indutrade AB	4,215	123,647
Investment AB Latour, B Shares	2,127	62,376
Kinnevik AB, Class B*	3,766	31,505
Nibe Industrier AB, B Shares(a)	23,269	102,064
Securitas AB, B Shares(a)	7,921	85,066
Skandinaviska Enskilda Banken AB, A Shares	25,091	386,282
SKF AB, B Shares	5,841	108,426
SSAB AB, A Shares	3,184	16,399
SSAB AB, B Shares	10,007	50,606
Svenska Cellulosa AB SCA, B Shares(a)	9,355	127,089
Svenska Handelsbanken AB, A Shares(a)	23,172	233,934
Svenska Handelsbanken AB, B Shares(a)	511	6,308
Sweco AB, B Shares	2,853	46,026
Swedbank AB, A Shares	15,767	335,418
Swedish Orphan Biovitrum AB*(a)	3,665	95,681
Tele2 AB, B Shares(a)	8,715	89,609
Telia Co. AB(a)	35,566	103,304
Thule Group AB	1,666	46,043
Volvo Car AB, B Shares*(a)	10,045	28,427
Total Sweden		5,014,438

Switzerland — 5.8%
ABB Ltd.	25,583	1,417,710
DSM-Firmenich AG	4,177	533,577
Geberit AG	521	331,688
Givaudan SA	148	724,153
Kuehne + Nagel International AG(a)	808	250,134
Lonza Group AG	1,174	783,422
Novartis AG	30,078	3,368,463
Partners Group Holding AG	339	456,172
SGS SA	2,348	256,339
Sika AG	2,413	731,370
Straumann Holding AG	1,685	217,169
Swisscom AG	401	245,087
Zurich Insurance Group AG	2,298	1,261,453
Total Switzerland		10,576,737

United Kingdom — 11.2%
3i Group PLC	14,998	602,586
Admiral Group PLC	3,712	131,308
Allfunds Group PLC	4,702	28,289
Ashtead Group PLC	6,959	500,736
Associated British Foods PLC	5,418	172,727
AstraZeneca PLC	23,705	3,765,811
Auto Trader Group PLC	14,273	149,524
Aviva PLC	43,295	278,164
Barratt Developments PLC	15,349	103,820
Berkeley Group Holdings PLC	1,650	107,663
Bunzl PLC	5,314	222,378
Burberry Group PLC	5,655	56,293
CK Hutchison Holdings Ltd.	42,023	220,551
Coca-Cola Europacific Partners PLC	3,208	236,654
Compass Group PLC	27,486	845,897
ConvaTec Group PLC	26,029	78,300
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Croda International PLC	2,199	$114,167
DCC PLC	1,559	107,332
DS Smith PLC	21,051	122,974
Halma PLC	5,970	204,127
Hargreaves Lansdown PLC	5,575	79,127
Informa PLC	21,701	242,281
InterContinental Hotels Group PLC	2,511	252,861
Intermediate Capital Group PLC	4,562	128,679
Intertek Group PLC	2,522	163,590
J Sainsbury PLC	27,714	98,035
JD Sports Fashion PLC	39,405	66,608
Kingfisher PLC	29,919	106,181
Land Securities Group PLC	10,775	87,953
Legal & General Group PLC	93,934	279,555
Lloyds Banking Group PLC	1,021,636	781,836
London Stock Exchange Group PLC	6,651	809,014
M&G PLC	35,171	95,908
Melrose Industries PLC	20,952	158,457
National Grid PLC	75,232	952,793
NatWest Group PLC	85,787	405,608
Next PLC	1,894	220,749
Pearson PLC	10,762	145,974
Phoenix Group Holdings PLC	11,801	82,913
Reckitt Benckiser Group PLC	11,391	611,293
RELX PLC	29,876	1,409,491
Rentokil Initial PLC	39,662	241,832
Rightmove PLC	12,555	92,920
Sage Group PLC (The)	16,140	225,140
Schroders PLC	13,884	70,050
Segro PLC	20,132	236,814
Severn Trent PLC	4,162	137,443
Smith & Nephew PLC	13,679	197,312
Spirax Group PLC	1,160	134,991
SSE PLC	17,195	415,331
Taylor Wimpey PLC	55,680	113,965
Unilever PLC	39,443	2,419,654
United Utilities Group PLC	10,680	141,707
Vodafone Group PLC	385,469	358,663
Weir Group PLC (The)	4,093	106,828
Whitbread PLC	2,909	108,732
Wise PLC, Class A*	9,247	85,101
WPP PLC	16,808	162,048
Total United Kingdom		20,476,738

United States — 8.9%
Alcon, Inc.	7,811	739,882
CSL Ltd.	7,597	1,536,475
CyberArk Software Ltd.*	661	169,467
Experian PLC	14,623	689,697
GSK PLC	64,763	1,257,760
Haleon PLC	80,448	361,248
James Hardie Industries PLC*	6,964	248,612
Nestle SA	42,188	4,272,239
Roche Holding AG	11,112	3,607,850
Roche Holding AG, Bearer	451	158,727
Schneider Electric SE	8,521	2,054,803
Stellantis NV	33,220	553,733
Swiss Re AG	4,595	566,121
Tenaris SA	7,298	115,614
Total United States		16,332,228

Total Common Stocks
(Cost $164,554,053)		181,013,292

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG, 7.57%	928	79,682
Sartorius AG, 0.28%	389	110,580

Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (continued)

July 31, 2024 (unaudited)

	Shares	Value
Preferred Stocks (continued)
Germany (continued)
Volkswagen AG, 8.83%	2,897	$323,516

Total Preferred Stocks
(Cost $740,687)		513,778

Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(c)(d)	975,611	975,611
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.29%(c)	280,107	280,107

Total Short-Term Investments
(Cost $1,255,718)		1,255,718

Total Investments — 100.0% (Cost $166,550,458)		182,782,788
Other Assets and Liabilities, Net — 0.0%(b)		(46,718)
Net Assets — 100%		$182,736,070

		% of
Industry	Value	Net Assets
Financials	$35,828,271	19.6%
Industrials	27,936,156	15.3
Health Care	24,523,694	13.4
Consumer Discretionary	23,667,238	12.9
Information Technology	23,230,351	12.7
Consumer Staples	14,685,593	8.0
Materials	10,403,498	5.7
Communication Services	8,564,434	4.7
Utilities	5,502,571	3.0
Real Estate	5,221,334	2.9
Energy	1,963,930	1.1
Money Market Funds	1,255,718	0.7
Total Investments	$182,782,788	100.0
Other Assets and Liabilities, Net	(46,718)	0.0
Total Net Assets	$182,736,070	100.0%

*	Non-income producing securities.

(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,911,284; total market value of collateral held by the Fund was $4,084,863. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,109,252.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at July 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ NYLI Candriam International Equity ETF (formerly, IQ Candriam International Equity ETF) (continued)

July 31, 2024 (unaudited)

Total Return Swap contracts outstanding at July 31, 2024:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)

iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$(1,061,353)	$—

At July 31, 2024 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(f) Reflects the value at reset date of July 31, 2024.
Abbreviations
FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$181,013,292	$—	$—	$181,013,292
Preferred Stocks	513,778	—	—	513,778
Short-Term Investment:
Money Market Funds	1,255,718	—	—	1,255,718
Total Investments in Securities	182,782,788	—	—	182,782,788
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$182,782,788	$—	$—	$182,782,788
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their countries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.